Other non-financial assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2016
Non-current
Tax credits	$ 28,046	$ 15,456
Income tax expense		9,700	$ 9,700	$ 9,700	$ 9,700
Sociedad Minera Cerro Verde S.A.A.
Current
Value added tax (VAT) credit	33,014	36,848
Non-current
Other receivables	333,338	246,151
Uncertain tax position	16,635	9,700
Other taxes to be recovered	1,928	1,847
Total Non-Current	351,901	257,698
Total other non-financial assets	384,915	294,546
Protest disbursement under disputed tax	262,300	228,900
Custom taxes	15,700	7,600
Tax credits	55,300	$ 9,600
Income tax expense	$ 16,600